PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Compensation and Retirement Disclosure [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
(6)	PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

The components of the Company’s net periodic benefit cost for defined benefit pension and other postretirement benefit plans are shown below:

	Three months ended November 30,
	2014	2013
	(In thousands)
Defined benefit pension plans:
Service cost	$1,254	$948
Interest cost	1,168	1,334
Expected return on plan assets	(471)	(444)
Actuarial loss (gain) and amortization of prior service cost (credit), net	786	349

Net periodic pension benefit cost	$2,737	$2,187

Other postretirement benefit plan:
Service cost	$1	$1
Interest cost	110	123
Actuarial loss (gain) and amortization of prior service cost (credit), net	(135)	(139)

Net periodic postretirement benefit cost (credit)	$(24)	$(15)

NOTE 8 —  PENSION AND POSTRETIREMENT BENEFIT PLANS

The Company has defined benefit pension plans that cover employees primarily in its foreign subsidiaries, and other postretirement benefit plans that primarily include health care and life insurance plans in the U.S. Benefits for the defined benefit pension plans are based primarily on years of service and qualifying compensation during the final years of employment. The measurement date for all plans is August 31.

Postretirement health care and life insurance benefits are provided to certain U.S. employees that have met certain age and length of service requirements while working for the Company. The U.S. postretirement health care and life insurance (“OPEB”) plan is closed to new participants.

Components of the plan obligations and assets, the recorded liability and accumulated other comprehensive income (loss) (“AOCI”) are as follows:

	Pension Benefits		Other Postretirement Benefits
	2014	2013	2014	2013
	(In thousands)
Benefit obligation at beginning of year	$(133,866)	$(124,948)	$(11,372)	$(13,556)
Service cost	(3,795)	(3,838)	(5)	(14)
Interest cost	(5,413)	(4,779)	(491)	(450)
Participant contributions	(228)	(246)	(62)	(105)
Actuarial gains (losses)	(34,191)	448	(1,271)	1,994
Settlement (gains) losses	328	—	—	—
Benefits paid	3,928	3,921	1,010	1,059
Business combinations	(131)	—	—	—
Curtailment gains (losses)	—	—	—	(358)
Contractual termination benefits	—	—	—	—
Plan amendments	(117)	(459)	—	58
Translation adjustment	(498)	(3,965)	—	—

Benefit obligation at end of year	$(173,983)	$(133,866)	$(12,191)	$(11,372)

Fair value of plan assets at beginning of year	$32,417	$30,190	$—	$—
Actual return on assets	6,009	1,043	—	—
Employer contributions	5,073	4,601	948	954
Participant contributions	228	246	62	105
Benefits paid	(3,928)	(3,921)	(1,010)	(1,059)
Translation adjustment	1,105	258	—	—

Fair value of plan assets at end of year	$40,904	$32,417	$—	$—

Underfunded	$(133,079)	$(101,449)	$(12,191)	$(11,372)

Classification of net amount recognized:
Accrued payroll, taxes and related benefits	$(3,130)	$(2,850)	$(880)	$(880)
Long-term liabilities	(129,949)	(98,599)	(11,311)	(10,492)

Net amount recognized	$(133,079)	$(101,449)	$(12,191)	$(11,372)

Amounts recognized in AOCI:
Net actuarial (gain) loss	$57,632	$29,434	$(79)	$(1,368)
Net prior service cost (credit)	430	323	(1,982)	(2,523)

Net amount recognized in AOCI	$58,062	$29,757	$(2,061)	$(3,891)

Change in plan assets and benefit obligations recognized in AOCI:
Net actuarial (gain) loss	$30,002	$(101)	$1,271	$(1,994)
Prior service cost (credit)	117	459	—	(58)
Amortization of net actuarial loss	(1,373)	(1,438)	18	—
Amortization of prior service (cost) credit	(24)	(505)	541	540
Settlement/curtailment gains (losses)	(214)	—	—	25
Translation adjustment	(203)	853	—	—

Total change in AOCI	$28,305	$(732)	$1,830	$(1,487)

The components of net periodic benefit cost are as follows:

	Pension Benefits			Other Postretirement Benefits
	Year Ended August 31,			Year Ended August 31,
	2014	2013	2012	2014	2013	2012
	(In thousands)
Service cost	$3,795	$3,838	$2,759	$5	$14	$28
Interest cost	5,413	4,779	5,099	491	450	607
Expected return on plan assets	(1,819)	(1,485)	(1,298)	—	—	—
Amortization of prior service cost (credit)	24	505	48	(541)	(540)	(731)
Recognized losses due to plan settlements	214	—	—	—	—	—
Contractual termination benefits	—	—	79	—	—	—
Recognized (gains) losses due to plan curtailments	—	—	(310)	—	333	—
Recognized net actuarial loss	1,373	1,438	468	(18)	—	171

Total net periodic benefit cost	$9,000	$9,075	$6,845	$(63)	$257	$75

Amounts expected to be amortized from AOCI and included in total net periodic benefit cost during the year ended August 31, 2015, are as follows:

	Pension Benefits	Other Postretirement Benefits
	(In thousands)
Net actuarial loss (gain)	$3,225	$—
Prior service cost (credit)	38	(541)

Total	$3,263	$(541)

Selected information regarding the Company’s pension and OPEB plans is as follows:

	As of August 31,
	2014	2013
	(In thousands)
Pension Plans:
All plans:
Accumulated benefit obligation	$154,788	$119,761
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$173,983	$133,806
Accumulated benefit obligation	$154,788	$119,717
Fair value of plan assets	$40,904	$32,353
Plans with projected benefit obligations less than plan assets:
Projected benefit obligation	$—	$60
Accumulated benefit obligation	$—	$44
Fair value of plan assets	$—	$64
OPEB Plan:
Accumulated benefit obligation	$12,191	$11,372
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$12,191	$11,372
Accumulated benefit obligation	$12,191	$11,372
Fair value of plan assets	$—	$—

The underfunded position of the pension plans is primarily related to the Company’s German and United Kingdom pension plans. As of August 31, 2014, the Company’s German and United Kingdom pension plans are underfunded by $120.0 million. In Germany, there are no statutory requirements for funding while in the United Kingdom there are certain statutory minimum funding requirements.

Actuarial assumptions used in the calculation of the recorded liability are as follows:

Weighted — Average Assumptions as of August 31 :	2014	2013	2012
Discount rate on pension plans	2.8%	4.0%	3.8%
Discount rate on other postretirement obligation	3.8%	4.5%	3.5%
Rate of compensation increase	2.4%	2.4%	2.2%

Actuarial assumptions used in the calculation of the recorded benefit expense are as follows:

Weighted — Average Assumptions for the year ended August 31 :	2014	2013	2012
Discount rate on pension plans	4.0%	3.8%	4.9%
Discount rate on other postretirement obligation	4.5%	3.5%	4.5%
Return on pension plan assets	5.2%	5.1%	6.4%
Rate of compensation increase	2.4%	2.2%	2.5%
Projected health care cost trend rate	7.5%	8.0%	8.0%
Ultimate health care rate	5.0%	5.0%	5.0%
Year ultimate health care trend rate is achieved	2019	2019	2019

The Company, in consultation with its actuaries, annually, or as needed for interim remeasurements, reviews and selects the discount rates to be used in connection with its defined benefit pension plans. The discount rates used by the Company are based on the yields of various corporate bond indices with actual maturity dates that approximate the estimated benefit payment streams of the related pension plans. For countries in which there are no deep corporate bond markets, discount rates used by the Company are based on yields of various government bond indices with varying maturity dates. The discount rates are also reviewed in comparison with current benchmark indices, economic market conditions and the movement in the benchmark yield since the previous fiscal year.

The Company, in consultation with its actuaries, annually, or as needed for interim remeasurements, reviews and selects the discount rate to be used in connection with its postretirement obligation. When selecting the discount rate the Company uses a model that considers the demographics of the participants and the resulting expected benefit payment stream over the participants’ lifetime.

For fiscal 2015, the Company, in consultation with its actuaries, has selected a weighted-average discount rate of 2.8%, expected long-term return on plan assets of 4.7% and rate of compensation increase of 2.4% for its defined benefit pension plans. For its postretirement benefit plan, the Company, in consultation with its actuaries, has selected a discount rate of 3.8% for fiscal 2015.

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB plan. A one-percentage point change in assumed health care cost trend rates would have the following effects as of August 31, 2014:

	One-Percentage - Point Increase	One-Percentage - Point Decrease
	(In thousands)
Effect on aggregate of service and interest cost components of net periodic postretirement benefit cost	$48	$(41)
Effect on accumulated postretirement benefit obligation	$1,209	$(1,045)

The Company’s pension plan weighted-average asset allocation and target allocation, by asset category are as follows:

	Plan Assets		Target Allocation
	As of August 31,		As of August 31,
Asset Category	2014	2013	2014	2013
Equity securities	27%	25%	22%	23%
Debt securities	24%	15%	12%	13%
Fixed insurance contracts	45%	39%	58%	31%
Cash	4%	21%	8%	33%

Total	100%	100%	100%	100%

The Company’s principal objective is to ensure that sufficient funds are available to provide benefits as and when required under the terms of the plans. The Company utilizes investments that provide benefits and maximizes the long-term investment performance of the plans without taking on undue risk while complying with various legal funding requirements. The Company, through its investment advisors, has developed detailed asset and liability models to aid in implementing optimal asset allocation strategies. The equity securities are invested in equity indexed funds, which minimizes concentration risk while offering market returns. The debt securities are invested in a long-term bond indexed fund which provides a stable low risk return. The fixed insurance contracts allow the Company to closely match a portion of the liability to the expected payout of benefit with little risk. The Company, in consultation with its actuaries, analyzes current market trends, the current plan performance and expected market performance of both the equity and bond markets to arrive at the expected return on each asset category over the long term. The Company’s plan assets which are invested in equity and debt securities are valued utilizing Level 1 and Level 2 inputs. In consultation with the Company’s actuaries, plan assets invested in fixed insurance contracts are valued utilizing Level 3 inputs primarily based on the present value of discounted future cash flows taking into account the estimated future benefits of a profit sharing arrangement with an insurance company. The Company believes there is not a significant concentration of risk within its plan assets. During fiscal 2014, the Company determined that Level 2 was a more appropriate classification for $10.3 million of certain securities which were previously classified as Level 1. Accordingly, we have revised the presentation in the asset level table below to correct the 2013 classification.

The fair values of the Company’s pension plan assets, all of which are for foreign plans, are as follows:

	As of August 31, 2014				As of August 31, 2013
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Equity securities	$11,081	$6,607	$4,474	$—	$8,080	$1,328	$6,752	$—
Debt securities	9,646	1,563	8,083	—	5,007	1,457	3,550	—
Fixed insurance contracts	18,399	—	—	18,399	12,435	—	—	12,435
Cash	1,611	1,611	—	—	6,822	6,822	—	—
Other	167	—	—	167	73	—	—	73

Total	$40,904	$9,781	$12,557	$18,566	$32,417	$9,607	$10,302	$12,508

The change in fair value of the Company’s pension plan assets classified as Level 3, all of which are for foreign plans, is as follows:

	2014	2013
	(In thousands)
Balance, beginning of fiscal year	$12,508	$12,013
Actual return on plan assets	5,466	(533)
Purchases, sales, issuances, and settlements, net	711	440
Foreign currency translation	(119)	588

Balance, end of fiscal year	$18,566	$12,508

The Company expects to contribute $5.6 million for its pension obligations and $0.9 million to its other postretirement plan in 2015. The benefit payments, which reflect expected future service, are as follows:

Year Ended August 31,	Pension Benefits	OPEB Benefits
	(In thousands)
2015	$4,263	$890
2016	4,335	859
2017	5,214	860
2018	4,837	839
2019	5,244	858
Years 2020 — 2024	29,849	4,001

The Company maintains several defined contribution plans that cover domestic and foreign employees. The plan in which each employee is eligible to participate depends upon the subsidiary for which the employee works. Certain plans have eligibility requirements related to age and period of service with the Company. Certain plans have salary deferral features that enable participating employees to contribute up to a certain percentage of their earnings, subject to statutory limits and certain foreign plans require the Company to match employee contributions in cash. Employee contributions to the Company’s U.S. 401(k) plans have matching features whereas the Company will match a participant’s contribution up to a pre-approved amount of the participant’s annual salary. The total expense for defined contribution plans was $3.0 million, $2.7 million and $3.3 million in 2014, 2013 and 2012, respectively.